EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the number of common shares and special voting shares of the Company at December 31, 2025 and December 31, 2024, each of which has a nominal value of €0.01.

	Common shares			Special voting shares
	Total	Outstanding	Held in treasury	Total	Outstanding	Held in treasury
At December 31, 2023	193,923,499	180,418,090	13,505,409	63,349,112	63,332,872	16,240
Shares repurchased under share repurchase program	—	(1,440,264)	1,440,264	—	—	—
Shares assigned under equity incentive plans (2)	—	41,790	(41,790)	—	—	—
Other changes	—	24,715	(24,715)	—	1	(1)
At December 31, 2024	193,923,499	179,044,331	14,879,168	63,349,112	63,332,873	16,239
Shares repurchased under share repurchase program (1)	—	(1,877,020)	1,877,020	—	—	—
Shares assigned under equity incentive plans (2)	—	111,582	(111,582)	—	—	—
ABO (3)	—	—	—	—	(6,666,667)	6,666,667
Other changes (4)	—	—	—	—	(565)	565
At December 31, 2025	193,923,499	177,278,893	16,644,606	63,349,112	56,665,641	6,683,471

Percentage of shares held in treasury	At December 31, 2025	At December 31, 2024
Total shares (common shares and special voting shares)	9.07%	5.79%
Common shares	6.47%	5.78%
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(1)Includes shares repurchased under the share repurchase program between January 1, 2025 and December 31, 2025 based on the transaction trade date, for a total consideration, including transaction costs and including the shares purchased under Sell to Cover (as described below), of €785,329 thousand.
(2)On March 13, 2025, 113,466 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 47,907 common shares, for a total consideration of €19,834 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in a cross transaction. Between April and September 2025, 46,023 share awards vested under the broad-based employee share ownership plan and agreements with suppliers.
On March 15, 2024, 76,979 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 35,189 common shares, for a total consideration of €13,548 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in a cross transaction
(3)Relates to the deregistration of special voting shares, under the Company’s special voting shares terms and conditions, following the accelerated bookbuild offering (“ABO”) made by Exor N.V. on February 26, 2025.
(4)Relates to the deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.

Disclosure of other comprehensive income/(loss)
A breakdown of other comprehensive income/(loss) is provided below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	135	(691)	221
Total items that will not be reclassified to the consolidated income statement in subsequent periods	135	(691)	221
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	180,703	(65,983)	22,109
Gains on cash flow hedging instruments reclassified to the consolidated income statement	(60,389)	(20,827)	(48,393)
Losses on cash flow hedging instruments	120,314	(86,810)	(26,284)
Exchange differences on translating foreign operations	(20,444)	12,248	(6,323)
Total items that may be reclassified to the consolidated income statement in subsequent periods	99,870	(74,562)	(32,607)
Total other comprehensive income/(loss)	100,005	(75,253)	(32,386)
Related tax impact	(33,704)	23,778	6,351
Total other comprehensive income/(loss), net of tax	66,301	(51,475)	(26,035)
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(1)Includes a loss of €1 thousand, €7 thousand and €30 thousand for the years ended December 31, 2025, 2024 and 2023, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.
he tax effects relating to other comprehensive income/(loss) is presented below.

	For the years ended December 31,
	2025			2024			2023
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	135	(30)	105	(691)	168	(523)	221	(52)	169
Gains/(Losses) on cash flow hedging instruments	120,314	(33,674)	86,640	(86,810)	23,610	(63,200)	(26,284)	6,403	(19,881)
Exchange (losses)/gains on translating foreign operations	(20,444)	—	(20,444)	12,248	—	12,248	(6,323)	—	(6,323)
Total other comprehensive income/(loss)	100,005	(33,704)	66,301	(75,253)	23,778	(51,475)	(32,386)	6,351	(26,035)